Acquisitions and Dispositions - Summary of Capital Structure After Issuance of Shares (Detail) - YPF EE [member] - shares		12 Months Ended
	Mar. 20, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of Shares		3,747,070,355
Interest holding in the capital stock	100.00%
YPF [member]
Disclosure of classes of share capital [line items]
Number of Shares		2,723,826,879
Interest holding in the capital stock	72.69218%
Kind of Share		A
OPESSA [member]
Disclosure of classes of share capital [line items]
Number of Shares		86,476,112
Interest holding in the capital stock	2.30783%
Kind of Share		A
Group [member]
Disclosure of classes of share capital [line items]
Number of Shares		2,810,302,991
Interest holding in the capital stock	75.00001%
Kind of Share		A
GE [member]
Disclosure of classes of share capital [line items]
Number of Shares		936,767,364
Interest holding in the capital stock	24.99999%
Kind of Share		B